UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—18.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,302,520	$9,809,745
Oppenheimer Global Multi Strategies Fund, Cl. I	1,101,002	29,528,873
Oppenheimer Gold & Special Minerals Fund, Cl. I	618,227	8,642,815
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,895,887	45,985,697
Oppenheimer Real Estate Fund, Cl. I	651,973	18,561,675

		112,528,805

Domestic Equity Funds—22.6%
Oppenheimer Capital Appreciation Fund, Cl. I	899,503	58,197,833
Oppenheimer Main Street Mid Cap Fund, Cl. I	344,253	10,974,785
Oppenheimer Main Street Small Cap Fund, Cl. I	746,585	9,571,217
Oppenheimer Value Fund, Cl. I	1,823,111	60,472,588

		139,216,423

Domestic Fixed Income Funds—42.6%
Oppenheimer Core Bond Fund, Cl. I	23,079,873	160,866,714
Oppenheimer Limited-Term Government Fund, Cl. I	7,908,802	71,732,832
Oppenheimer Master Loan Fund, LLC	2,066,714	30,551,347

		263,150,893

Foreign Equity Funds—4.6%
Oppenheimer Developing Markets Fund, Cl. I	119,951	4,331,421
Oppenheimer International Growth Fund, Cl. I	291,650	11,114,763
Oppenheimer International Small Company Fund, Cl. I	84,030	2,981,392
Oppenheimer International Value Fund, Cl. I	517,354	9,767,644

		28,195,220

Foreign Fixed Income Fund—10.8%
Oppenheimer International Bond Fund, Cl. I	11,294,876	66,639,766

Money Market Fund—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[3]	7,435,000	7,435,000

Total Investments, at Value (Cost $560,415,770)	100.0%	617,166,107
Net Other Assets (Liabilities)	(0.0)	(303,282)

Net Assets	100.0%	$616,862,825

1    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended April 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares April 30, 2015
Oppenheimer Capital Appreciation Fund, Cl. I	896,582	12,700	9,779	899,503
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,278,585	104,656	80,721	4,302,520
Oppenheimer Core Bond Fund, Cl. I	22,803,520	561,020	284,667	23,079,873
Oppenheimer Developing Markets Fund, Cl. I	119,453	2,125	1,627	119,951
Oppenheimer Global Multi Strategies Fund, Cl. I	1,096,904	17,807	13,709	1,101,002
Oppenheimer Gold & Special Minerals Fund, Cl. I	615,046	13,753	10,572	618,227
Oppenheimer Institutional Money Market Fund, Cl. E	7,406,062	126,320	97,382	7,435,000
Oppenheimer International Bond Fund, Cl. I	11,160,100	282,425	147,649	11,294,876
Oppenheimer International Growth Fund, Cl. I	290,448	5,122	3,920	291,650
Oppenheimer International Small Company Fund, Cl. I	83,709	1,369	1,048	84,030
Oppenheimer International Value Fund, Cl. I	515,257	8,819	6,722	517,354
Oppenheimer Limited-Term Government Fund, Cl. I	7,845,350	165,270	101,818	7,908,802
Oppenheimer Main Street Mid Cap Fund, Cl. I	342,765	6,086	4,598	344,253
Oppenheimer Main Street Small Cap Fund, Cl. I	744,755	8,820	6,990	746,585
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,880,956	64,431	49,500	3,895,887
Oppenheimer Master Loan Fund, LLC	2,058,790	34,426	26,502	2,066,714
Oppenheimer Real Estate Fund, Cl. I	648,355	10,507	6,889	651,973
Oppenheimer Value Fund, Cl. I	1,810,054	34,870	21,813	1,823,111

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$58,197,833	$—	$351,681
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	9,809,745	—	1,133
Oppenheimer Core Bond Fund, Cl. I	160,866,714	1,336,873	433,911
Oppenheimer Developing Markets Fund, Cl. I	4,331,421	—	13,635
Oppenheimer Global Multi Strategies Fund, Cl. I	29,528,873	—	19,371
Oppenheimer Gold & Special Minerals Fund, Cl. I	8,642,815	—	15,242
Oppenheimer Institutional Money Market Fund, Cl. E	7,435,000	2,098	—
Oppenheimer International Bond Fund, Cl. I	66,639,766	537,593	41,891
Oppenheimer International Growth Fund, Cl. I	11,114,763	—	58,922
Oppenheimer International Small Company Fund, Cl. I	2,981,392	—	17,708

2    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)
Oppenheimer International Value Fund, Cl. I	$9,767,644	$—		$37,821
Oppenheimer Limited-Term Government Fund, Cl. I	71,732,832	300,416		57,666
Oppenheimer Main Street Mid Cap Fund, Cl. I	10,974,785	—		68,545
Oppenheimer Main Street Small Cap Fund, Cl. I	9,571,217	—		9,652
Oppenheimer Master Inflation Protected Securities Fund, LLC	45,985,697	29,145	[b]	117,563 [b]
Oppenheimer Master Loan Fund, LLC	30,551,347	395,215	[c]	(235,027) [c]
Oppenheimer Real Estate Fund, Cl. I	18,561,675	46,849		143,406
Oppenheimer Value Fund, Cl. I	60,472,588	213,667		411,537

Total	$617,166,107	$2,861,856		$1,564,657

  a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

  b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

  c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of April 30, 2015.

3    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event

4    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

5    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$540,629,063	$76,537,044	$—	$617,166,107

Total Assets	$540,629,063	$76,537,044	$—	$617,166,107

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. As of April 30, 2015, the Fund’s investment in Oppenheimer Core Bond Fund, accounted for 26.1% of the Fund’s net assets. Additional information on Oppenheimer Core Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master

6    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$612,134,864

Gross unrealized appreciation	$17,599,222
Gross unrealized depreciation	(12,567,979)

Net unrealized appreciation	$5,031,243

7    OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—9.6%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,411,912	$12,339,160
Oppenheimer Global Multi Strategies Fund, Cl. I	1,393,882	37,383,910
Oppenheimer Gold & Special Minerals Fund, Cl. I	780,979	10,918,088
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,981,059	70,598,346
Oppenheimer Real Estate Fund, Cl. I	829,202	23,607,382
		154,846,886

Domestic Equity Funds—42.7%
Oppenheimer Capital Appreciation Fund, Cl. I	4,477,415	289,688,732
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,680,678	53,580,012
Oppenheimer Main Street Small Cap Fund, Cl. I	3,777,916	48,432,881
Oppenheimer Value Fund, Cl. I	9,057,003	300,420,786
		692,122,411

Domestic Fixed Income Funds—24.9%
Oppenheimer Core Bond Fund, Cl. I	35,465,182	247,192,318
Oppenheimer Limited-Term Government Fund, Cl. I	12,144,835	110,153,650
Oppenheimer Master Loan Fund, LLC	3,173,011	46,905,267
		404,251,235

Foreign Equity Funds—15.9%
Oppenheimer Developing Markets Fund, Cl. I	1,107,633	39,996,639
Oppenheimer International Growth Fund, Cl. I	2,662,268	101,459,045
Oppenheimer International Small Company Fund, Cl. I	772,407	27,405,014
Oppenheimer International Value Fund, Cl. I	4,744,362	89,573,555
		258,434,253

Foreign Fixed Income Fund—6.3%
Oppenheimer International Bond Fund, Cl. I	17,332,398	102,261,150

Money Market Fund—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[3]	11,388,176	11,388,176

Total Investments, at Value (Cost $1,319,820,957)	100.1%	1,623,304,111
Net Other Assets (Liabilities)	(0.1)	(1,203,806)
Net Assets	100.0%	$1,622,100,305

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended April 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015 [a]	Gross Additions	Gross Reductions	Shares April 30, 2015
Oppenheimer Capital Appreciation Fund, Cl. I	4,463,546	42,792	28,923	4,477,415
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	5,382,837	89,982	60,907	5,411,912
Oppenheimer Core Bond Fund, Cl. I	35,046,522	679,262	260,602	35,465,182

1 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares April 30, 2015
Oppenheimer Developing Markets Fund, Cl. I	1,103,385	13,262	9,014	1,107,633
Oppenheimer Global Multi Strategies Fund, Cl. I	1,388,909	15,315	10,342	1,393,882
Oppenheimer Gold & Special Minerals Fund, Cl. I	777,116	11,890	8,027	780,979
Oppenheimer Institutional Money Market Fund, Cl. E	11,345,424	131,567	88,815	11,388,176
Oppenheimer International Bond Fund, Cl. I	17,128,364	339,152	135,118	17,332,398
Oppenheimer International Growth Fund, Cl. I	2,652,120	31,655	21,507	2,662,268
Oppenheimer International Small Company Fund, Cl. I	769,682	8,509	5,784	772,407
Oppenheimer International Value Fund, Cl. I	4,726,894	54,589	37,121	4,744,362
Oppenheimer Limited-Term Government Fund, Cl. I	12,049,301	188,682	93,148	12,144,835
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,675,886	18,413	13,621	1,680,678
Oppenheimer Main Street Small Cap Fund, Cl. I	3,763,723	34,966	20,773	3,777,916
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,959,378	67,050	45,369	5,981,059
Oppenheimer Master Loan Fund, LLC	3,161,380	35,860	24,229	3,173,011
Oppenheimer Real Estate Fund, Cl. I	824,698	9,761	5,257	829,202
Oppenheimer Value Fund, Cl. I	8,993,982	127,698	64,677	9,057,003

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$289,688,732	$—	$1,056,559
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	12,339,160	—	65
Oppenheimer Core Bond Fund, Cl. I	247,192,318	2,050,279	417,678
Oppenheimer Developing Markets Fund, Cl. I	39,996,639	—	84,610
Oppenheimer Global Multi Strategies Fund, Cl. I	37,383,910	—	14,201
Oppenheimer Gold & Special Minerals Fund, Cl. I	10,918,088	—	10,775
Oppenheimer Institutional Money Market Fund, Cl. E	11,388,176	3,207	8,411
Oppenheimer International Bond Fund, Cl. I	102,261,150	823,283	48,895
Oppenheimer International Growth Fund, Cl. I	101,459,045	—	423,455
Oppenheimer International Small Company Fund, Cl. I	27,405,014	—	96,216
Oppenheimer International Value Fund, Cl. I	89,573,555	—	313,882
Oppenheimer Limited-Term Government Fund, Cl. I	110,153,650	460,395	49,700
Oppenheimer Main Street Mid Cap Fund, Cl. I	53,580,012	—	201,474
Oppenheimer Main Street Small Cap Fund, Cl. I	48,432,881	—	26,780
Oppenheimer Master Inflation Protected Securities Fund, LLC	70,598,346	44,656 [b]	179,995 [b]
Oppenheimer Master Loan Fund, LLC	46,905,267	605,598 [c]	(67,610) [c]
Oppenheimer Real Estate Fund, Cl. I	23,607,382	59,335	109,032

2 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$300,420,786	$1,057,314	$1,212,355
Total	$1,623,304,111	$5,104,067	$4,186,473

  a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

  b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

  c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of April 30, 2015.

3 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event

4 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

5 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,505,800,498	$117,503,613	$—	$1,623,304,111

Total Assets	$1,505,800,498	$117,503,613	$—	$1,623,304,111

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to

6 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,386,953,457

Gross unrealized appreciation	253,133,866
Gross unrealized depreciation	(16,783,212)

Net unrealized appreciation	$236,350,654

7 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

	Shares	Value
Investment Company—100.1%[1]

Alternative Funds—5.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,002,773	$11,406,322

Oppenheimer Global Multi Strategies Fund, Cl. I	890,076	23,871,844

Oppenheimer Gold & Special Minerals Fund, Cl. I	536,717	7,503,300

Oppenheimer Master Event-Linked Bond Fund, LLC	1,910,622	28,074,425

Oppenheimer Master Inflation Protected Securities Fund, LLC	4,465,549	52,709,798

Oppenheimer Real Estate Fund, Cl. I	489,811	13,944,911

		137,510,600

Domestic Equity Funds—48.4%
Oppenheimer Capital Appreciation Fund, Cl. I	7,770,210	502,732,561

Oppenheimer Main Street Mid Cap Fund, Cl. I	3,003,291	95,744,914

Oppenheimer Main Street Small Cap Fund, Cl. I	7,887,850	101,122,240

Oppenheimer Value Fund, Cl. I	16,117,105	534,604,388

		1,234,204,103

Domestic Fixed Income Funds—11.4%
Oppenheimer Core Bond Fund, Cl. I	25,294,949	176,305,793

Oppenheimer Limited-Term Government Fund, Cl. I	8,293,773	75,224,517

Oppenheimer Master Loan Fund, LLC	2,781,012	41,110,510

		292,640,820

Foreign Equity Funds—31.0%
Oppenheimer Developing Markets Fund, Cl. I	3,538,073	127,759,832

Oppenheimer International Growth Fund, Cl. I	8,126,904	309,716,321

Oppenheimer International Small Company Fund, Cl. I	2,531,589	89,820,760

Oppenheimer International Value Fund, Cl. I	13,948,810	263,353,528

		790,650,441

Foreign Fixed Income Funds—3.5%
Oppenheimer International Bond Fund, Cl. I	15,011,249	88,566,367

Money Market Funds—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[3]	10,731,229	10,731,229

Total Investments, at Value (Cost $1,870,594,621)	100.1%	2,554,303,560

Net Other Assets (Liabilities)	(0.1)	(2,689,622)

Net Assets	100.0%	$2,551,613,938

1        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended April 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares April 30, 2015

Oppenheimer Capital Appreciation Fund, Cl. I	8,121,027	39,743	390,560	7,770,210
Oppenheimer Commodity Strategy
Total Return Fund, Cl. I	3,778,672	1,294,283	70,182	5,002,773
Oppenheimer Core Bond Fund, Cl. I	25,208,580	369,995	283,626	25,294,949
Oppenheimer Developing Markets Fund, Cl. I	3,105,321	474,601	41,849	3,538,073
Oppenheimer Global Multi Strategies Fund, Cl. I	818,005	81,928	9,857	890,076
Oppenheimer Gold & Special Minerals Fund, Cl. I	545,671	4,007	12,961	536,717
Oppenheimer Institutional Money Market Fund, Cl. E	10,776,892	2,985,935	3,031,598	10,731,229
Oppenheimer International Bond Fund, Cl. I	13,870,807	1,313,700	173,258	15,011,249
Oppenheimer International Growth Fund, Cl. I	7,643,945	578,514	95,555	8,126,904
Oppenheimer International Small Company Fund, Cl. I	2,498,402	61,786	28,599	2,531,589
Oppenheimer International Value Fund, Cl. I	13,512,545	599,563	163,298	13,948,810
Oppenheimer Limited-Term Government Fund, Cl. I	8,306,835	84,161	97,223	8,293,773
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,108,894	17,091	122,694	3,003,291
Oppenheimer Main Street Small Cap Fund, Cl. I	8,942,910	40,947	1,096,007	7,887,850
Oppenheimer Master Event-Linked Bond Fund, LLC	1,870,636	61,105	21,119	1,910,622
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,478,033	39,072	51,556	4,465,549
Oppenheimer Master Loan Fund, LLC	2,844,055	16,295	79,338	2,781,012
Oppenheimer Real Estate Fund, Cl. I	529,664	3,654	43,507	489,811
Oppenheimer Value Fund, Cl. I	16,673,265	147,011	703,171	16,117,105

	Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I	$502,732,561	$—	$14,207,462
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	11,406,322	—	(18,068)
Oppenheimer Core Bond Fund, Cl. I	176,305,793	1,467,199	442,030
Oppenheimer Developing Markets Fund, Cl. I	127,759,832	—	850,574
Oppenheimer Global Multi Strategies Fund, Cl. I	23,871,844	—	13,534
Oppenheimer Gold & Special Minerals Fund, Cl. I	7,503,300	—	20,553
Oppenheimer Institutional Money Market Fund, Cl. E	10,731,229	3,032	—
Oppenheimer International Bond Fund, Cl. I	88,566,367	701,617	25,093

2        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer International Growth Fund, Cl. I	$309,716,321	$—	$1,958,118
Oppenheimer International Small Company Fund, Cl. I	89,820,760	—	428,119
Oppenheimer International Value Fund, Cl. I	263,353,528	—	818,217
Oppenheimer Limited-Term Government Fund, Cl. I	75,224,517	315,560	463
Oppenheimer Main Street Mid Cap Fund, Cl. I	95,744,914	—	1,165,349
Oppenheimer Main Street Small Cap Fund, Cl. I	101,122,240	—	742,093
Oppenheimer Master Event-Linked Bond Fund, LLC	28,074,425	243,513[b]	13,454[b]
Oppenheimer Master Inflation Protected Securities Fund, LLC	52,709,798	20,145[c]	44,501[c]
Oppenheimer Master Loan Fund, LLC	41,110,510	349,665[d]	(177,398)[d]
Oppenheimer Real Estate Fund, Cl. I	13,944,911	35,156	829,646
Oppenheimer Value Fund, Cl. I	534,604,388	1,886,612	12,406,094

Total	$2,554,303,560	$5,022,499	$33,769,834

a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security

3. Rate shown is the 7-day yield as of April 30, 2015.

3        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

4        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

5        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,432,408,827	$121,894,733	$—	$2,554,303,560

Total Assets	$2,432,408,827	$121,894,733	$—	$2,554,303,560

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one

6        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek total return. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,949,355,943

Gross unrealized appreciation	$617,341,670
Gross unrealized depreciation	(12,394,053)

Net unrealized appreciation	$604,947,617

7        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

	Shares	Value

Investment Companies—100.0%[1]
Domestic Equity Funds—49.1%
Oppenheimer Capital Appreciation Fund, Cl. I	2,648,683	$ 171,369,821
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,113,842	35,509,273
Oppenheimer Main Street Small Cap Fund, Cl. I	2,253,030	28,883,846
Oppenheimer Value Fund, Cl. I	5,650,395	187,423,606

		423,186,546

Foreign Equity Funds—50.9%
Oppenheimer Developing Markets Fund, Cl. I	1,616,759	58,381,169
Oppenheimer International Growth Fund, Cl. I	4,604,506	175,477,734
Oppenheimer International Small Company Fund, Cl. I	1,530,177	54,290,697
Oppenheimer International Value Fund, Cl. I	7,946,378	150,027,618

		438,177,218

Total Investments, at Value (Cost $591,231,145)	100.0%	861,363,764
Net Other Assets (Liabilities)	(0.0)	(368,676)

Net Assets	100.0%	$ 860,995,088

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended April 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares April 30, 2015

Oppenheimer Capital Appreciation Fund, Cl. I	2,671,462	22,527	45,306	2,648,683
Oppenheimer Developing Markets Fund, Cl. I	1,637,489	20,313	41,043	1,616,759
Oppenheimer International Growth Fund, Cl. I	4,654,096	48,513	98,103	4,604,506
Oppenheimer International Small Company Fund, Cl. I	1,543,634	13,049	26,506	1,530,177
Oppenheimer International Value Fund, Cl. I	8,032,562	83,933	170,117	7,946,378
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,127,978	11,279	25,415	1,113,842
Oppenheimer Main Street Small Cap Fund, Cl. I	2,260,971	14,477	22,418	2,253,030
Oppenheimer Value Fund, Cl. I	5,680,940	70,481	101,026	5,650,395

1      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain
Oppenheimer Capital Appreciation Fund, Cl. I	$171,369,821	$—	$ 1,643,637
Oppenheimer Developing Markets Fund, Cl. I	58,381,169	—	837,253
Oppenheimer International Growth Fund, Cl. I	175,477,734	—	1,436,578
Oppenheimer International Small Company Fund, Cl. I	54,290,697	—	433,685
Oppenheimer International Value Fund, Cl. I	150,027,618	—	943,474
Oppenheimer Main Street Mid Cap Fund, Cl. I	35,509,273	—	339,475
Oppenheimer Main Street Small Cap Fund, Cl. I	28,883,846	—	29,613
Oppenheimer Value Fund, Cl. I	187,423,606	662,277	1,837,235

Total	$861,363,764	$662,277	$ 7,500,950

a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event

3      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

4        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$861,363,764	$—	$—	$861,363,764

Total Assets	$861,363,764	$—	$—	$861,363,764

4. Investments and Risks

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$603,647,578

Gross unrealized appreciation	$257,716,186
Gross unrealized depreciation	—

Net unrealized appreciation	$257,716,186

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015